Share-based compensation - Changes in stock options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	1,283,088	1,516,641
Number of options granted (in shares) | shares	175,892	154,414
Number of options forfeited (in shares) | shares	(95,139)	(166,026)
Number of options exercised (in shares) | shares	(14,840)	(221,941)
Number of options outstanding - end of period (in shares) | shares	1,349,001	1,283,088
Number of options exercisable (in shares) | shares	979,666	866,594
Weighted average exercise price, options outstanding - beginning of period (in cad per share) | $ / shares	$ 12.00	$ 6.73
Weighted average exercise price, options granted (in cad per share) | $ / shares	44.86	62.09
Weighted average exercise price, options forfeited (in cad per share) | $ / shares	49.57	18.54
Weighted average exercise price, options exercised (in cad per share) | $ / shares	15.06	5.95
Weighted average exercise price, options outstanding - end of period (in cad per share) | $ / shares	13.60	12.00
Weighted average exercise price, options exercisable (in cad per share) | $ / shares	$ 4.98	$ 3.04